Share-based option plan - Fair value of share options and expense (Details)										12 Months Ended
	Jul. 06, 2017 BRL (R$) Y Options	Mar. 14, 2017 BRL (R$) Y Options	Mar. 10, 2017	Jul. 01, 2016 BRL (R$) Y Options	Jul. 01, 2015 BRL (R$) Y Options	Jun. 30, 2014 BRL (R$) Y Options	Apr. 05, 2011 BRL (R$) Options	Mar. 24, 2011 BRL (R$) Options	Dec. 11, 2009 BRL (R$) Options	Dec. 31, 2017 Options	Dec. 31, 2016 Options	Dec. 31, 2015 Options
Stock options
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)										10,023,977	820,250
Total options outstanding (in shares)										16,250,687	10,877,982	10,057,732
First share option plan
Disclosure of terms and conditions of share-based payment arrangement
Maximum life of the option									10 years
1st program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)									5,032,800
Total options outstanding (in shares)									2,213,675
Option exercise price (in reais) | R$									R$ 3.42
Option fair value as of grant date (in reais) | R$									R$ 1.93
Estimated volatility of the share price (as a percent)									47.67%
Expected dividend (as a percent)									1.10%
Risk-free rate of return (as a percent)									8.75%
Maximum life of the option									10 years
Expected term considered for valuation									7 years
2nd program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)								1,572,000
Total options outstanding (in shares)								695,600
Option exercise price (in reais) | R$								R$ 6.44
Option fair value as of grant date (in reais) | R$								R$ 4.16
Estimated volatility of the share price (as a percent)								54.77%
Expected dividend (as a percent)								1.10%
Risk-free rate of return (as a percent)								12.00%
Maximum life of the option								10 years
Expected term considered for valuation								7 years
3rd program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)							656,000
Total options outstanding (in shares)							326,660
Option exercise price (in reais) | R$							R$ 6.44
Option fair value as of grant date (in reais) | R$							R$ 4.16
Estimated volatility of the share price (as a percent)							54.77%
Expected dividend (as a percent)							1.10%
Risk-free rate of return (as a percent)							12.00%
Maximum life of the option							10 years
Expected term considered for valuation							7 years
1st program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)						2,169,122
Total options outstanding (in shares)						1,680,229
Option exercise price (in reais) | R$						R$ 19.15
Option fair value as of grant date (in reais) | R$						R$ 11.01
Estimated volatility of the share price (as a percent)						40.59%
Expected dividend (as a percent)						1.10%
Risk-free rate of return (as a percent)						12.46%
Average remaining maturity (in years) | Y						0.4
Maximum life of the option						8 years
Expected term considered for valuation						4 years 6 months
2nd program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)					627,810
Total options outstanding (in shares)					542,276
Option exercise price (in reais) | R$					R$ 14.51
Option fair value as of grant date (in reais) | R$					R$ 10.82
Estimated volatility of the share price (as a percent)					40.59%
Expected dividend (as a percent)					1.10%
Risk-free rate of return (as a percent)					15.69%
Average remaining maturity (in years) | Y					1.5
Maximum life of the option					8 years
Expected term considered for valuation					4 years 6 months
3rd program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)				820,250
Total options outstanding (in shares)				768,270
Option exercise price (in reais) | R$				R$ 14.50
Option fair value as of grant date (in reais) | R$				R$ 10.14
Estimated volatility of the share price (as a percent)				43.07%
Expected dividend (as a percent)				1.10%
Risk-free rate of return (as a percent)				12.21%
Average remaining maturity (in years) | Y				2.5
Maximum life of the option				8 years
Expected term considered for valuation				4 years 6 months
4th program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)	680,467
Total options outstanding (in shares)	680,467
Option exercise price (in reais) | R$	R$ 22.57
Option fair value as of grant date (in reais) | R$	R$ 12.82
Estimated volatility of the share price (as a percent)	43.35%
Expected dividend (as a percent)	1.10%
Risk-free rate of return (as a percent)	10.26%
Average remaining maturity (in years) | Y	3.5
Maximum life of the option	10 years
Expected term considered for valuation	5 years 6 months
Third share option plan
Disclosure of terms and conditions of share-based payment arrangement
Maximum life of the option			5 years
1st program
Disclosure of terms and conditions of share-based payment arrangement
Total options granted (in shares)		9,343,510
Total options outstanding (in shares)		9,343,510
Option exercise price (in reais) | R$		R$ 11.85
Option fair value as of grant date (in reais) | R$		R$ 4.82
Estimated volatility of the share price (as a percent)		50.64%
Expected dividend (as a percent)		1.10%
Risk-free rate of return (as a percent)		11.32%
Average remaining maturity (in years) | Y		4.2
Maximum life of the option		5 years
Expected term considered for valuation		5 years